S000091478 [Member] Investment Objectives and Goals - RJ Eagle Municipal Income ETF	Sep. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY OF RJ EAGLE MUNICIPAL INCOME ETF | 9.12.2025
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The RJ Eagle Municipal Income ETF (“Municipal Income ETF” or the “fund”) seeks current income that is exempt from federal income taxes,
Objective, Secondary [Text Block]	with capital appreciation as a secondary investment objective.